Exhibit 99.3

Exception Standard Report

Run Date - 10/20/2016 2:16:55 PM

AMC Loan ID	Purpose	Occupancy	Note Date	State
200904986	Refinance	Investment		NY

200905007	Purchase	Investment		NJ

200905011	Refinance	Investment		FL

200905014	Refinance	Investment		NY

200905015	Refinance	Investment		CT

200905021	Refinance	Investment		DC

200905024	Refinance	Investment		CT

200905024	Refinance	Investment		CT

200905029	Refinance	Investment		DC

200905044	Refinance	Investment		FL

200905058	Purchase	Investment		FL

200905076	Purchase	Investment		NY

200905086	Refinance	Investment	NY

200905092	Purchase	Investment	VA

200905096	Purchase	Investment	FL

200905102	Refinance	Investment	RI

200905106	Purchase	Investment	GA

200905130	Purchase	Investment	NY

200905131	Refinance	Investment	FL

200905136	Refinance	Investment	CO

200905137	Refinance	Investment

200905138	Refinance	Investment	CO

200905139	Refinance	Investment	CO

200905143	Refinance	Investment	CA

200905148	Refinance	Investment	FL

200905155	Purchase	Investment	WA

Original Loan Amount	Loan Status	Exception Date
	Loan Review Complete	09/20/2016

	Loan Review Complete	09/16/2016

	Loan Review Complete	09/20/2016

	Loan Review Complete	09/20/2016

	Loan Review Complete	09/21/2016

	Loan Review Complete	09/21/2016

	Loan Review Complete	09/16/2016

	Loan Review Complete	09/20/2016

	Loan Review Complete	09/21/2016

	Loan Review Complete	09/20/2016

	Loan Review Complete	09/20/2016

	Loan Review Complete	09/16/2016

Loan Review Complete	09/20/2016

Loan Review Complete	09/16/2016

Loan Review Complete	09/16/2016

Loan Review Complete	09/20/2016

Loan Review Complete	09/16/2016

Loan Review Complete	09/17/2016

Loan Review Complete	09/21/2016

Loan Review Complete	09/21/2016

Loan Review Complete	09/17/2016

Loan Review Complete	09/21/2016

Loan Review Complete	09/20/2016

Loan Review Complete	09/21/2016

Loan Review Complete	09/21/2016

Loan Review Complete	09/20/2016

Exception Category	Exception Subcategory	Exception Type
Credit	Document Error	Credit

Fix and Flip	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Fix and Flip	Document Error	Credit

Credit	Document Error	Credit

Fix and Flip	Document Error	Credit

Fix and Flip	Document Error	Credit

Credit	Document Error	Credit

Fix and Flip	Document Error	Credit

Fix and Flip	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Exception Status	Exception Status Change Date	Exception Grade
Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Cleared	09/22/2016	1

Exception	Exception Detail
A summary review of all the documentation in the loan file casts doubt on business purpose of loan

Subject property is Non-Owner Occupied and the appraisal does not show the property as Tenant Occupied or Vacant.

Appraisal does not contain rental analysis and casts doubt on business purpose of loan

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

Absence of Business purpose certificate and/or Non-Owner occupancy declaration casts doubt on business purpose of loan

Appraisal does not contain rental analysis and casts doubt on business purpose of loan

Absence of Business purpose certificate and/or Non-Owner occupancy declaration casts doubt on business purpose of loan

Appraisal does not contain rental analysis and casts doubt on business purpose of loan

The Non-Owner Occupied Certification is missing.

Appraisal does not contain rental analysis and casts doubt on business purpose of loan

Appraisal does not contain rental analysis and casts doubt on business purpose of loan

Subject property is Non-Owner Occupied and the appraisal does not show the property as Tenant Occupied or Vacant.

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

Subject property is Non-Owner Occupied and the appraisal does not show the property as Tenant Occupied or Vacant.

Subject property is Non-Owner Occupied and the appraisal does not show the property as Tenant Occupied or Vacant.

Appraisal does not contain rental analysis and casts doubt on business purpose of loan

Subject property is Non-Owner Occupied and the appraisal does not show the property as Tenant Occupied or Vacant.

Subject property is Non-Owner Occupied and the appraisal does not show the property as Tenant Occupied or Vacant.

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

A summary review of all the documentation in the loan file casts doubt on business purpose of loan

Exception Information	Compensating Factors
The BP LOI is not on business letterhead for the entity borrower as required by guidelines

Appraisal reflects Owner Occupancy which is contradictory to the appraisal order form on file.

The first page of the final loan application is missing.

There is no Handwritten BP LOI contained in file as required per guidelines.

There is No BP Certification contained in file as required per guidelines,

There is no Final 1003/application contained in file provided for review.

The Handwritten BP LOE contains a statement of intent/attestation by only one of two co borrowers however is signed by both co borrowers.

There is no Final loan application/1003 contained in the file provided for review for either of the two co borrowers.

There is No Certification of Occupancy & Indemnity contained in the file provided for review.

There is no final 1003/application contained in file provided for review

There is no final loan application/1003 contained in file provided for review

Appraisal indicates owner occupant which is contradictory to the appraisal order form contained in file.

Handwritten BP LOI is not on business letterhead for the entity borrower as required per guidelines

Appraisal indicates owner occupant which is contradictory to appraisal request on file

Appraisal reflects owner occupant- purchase transaction

There is no Final loan application/1003 contained in the file provided for review

Purchase- At the time of the appraisal, the property was still occupied by the prior owner.

Appraisal indicates owner occupant which is contradictory to other file information the Handwritten BP LOI is not on business letterhead as required per guidelines.

The handwritten BP LOI on file is not on business letterhead of the borrowing entity as required per guidelines.

The Business Purpose LOE is not on Business letterhead for the subject LLC borrower as required per guidelines Appendix 2

The handwritten BP LOI is not on business letterhead for the entity borrower as required per guidelines.

The BP LOI is not on Business letterhead for the Borrower Entity as required per guideline Appendix 2

Loan Approval worksheet reflects Owner User SFR property type was approved. SFR is not approved for Owner User per MCP guidelines.

the handwritten BP LOE was not on business letterhead for the borrower entity as required per guidelines.

There is no Handwritten BP LOE for either of the two co-borrowers.

Comments

Seller Comment (2016-09-22): Since the guarantor is the sole member of the entity, VCC UW accepted the LOI without a formal letterhead.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Seller Comment (2016-09-22): This is a purchase, so the owner at the time of the appraisal was the seller. The occupancy on the order form is the intended occupancy by the buyer/borrower.

Reviewer Comment (2016-09-22): Agree with seller response, exception cleared.

Reviewer Comment (2016-09-22): Seller provided complete 1003, exception cleared.

Reviewer Comment (2016-09-22): Seller provided handwritten business purpose LOE, exception cleared.

Reviewer Comment (2016-09-22): Seller provided executed Business Purpose Certification, exception cleared.

Reviewer Comment (2016-09-22): Seller provided complete 1003, exception cleared.

Seller Comment (2016-09-22): Since the co-borrower signed the attestation and they are married, VCC UW deemed the LOE as acceptable attestation.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Reviewer Comment (2016-09-22): Seller provided complete 1003, exception cleared.

Reviewer Comment (2016-09-22): Seller provided executed Certification of Occupancy and Indemnity, exception cleared.

Reviewer Comment (2016-09-22): Seller provided complete 1003, exception cleared.

Reviewer Comment (2016-09-22): Seller provided complete 1003, exception cleared.

Seller Comment (2016-09-22): Transaction is a purchase. Occupancy status shown on appraisal is prior to the transaction. At the time of inspection the seller was occupying the property.

Reviewer Comment (2016-09-22): Agree with seller response, exception cleared.

Seller Comment (2016-09-22): Since the guarantor is the sole member of the entity, VCC UW accepted the LOE without a formal letterhead.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Seller Comment (2016-09-22): Transaction is a purchase. Occupancy status shown on appraisal is prior to the transaction. At the time of inspection the seller was occupying the property.

Reviewer Comment (2016-09-22): Agree with seller response, exception cleared.

Seller Comment (2016-09-22): Transaction is a purchase. Occupancy status shown on appraisal is prior to the transaction. At the time of inspection the seller was occupying the property.

Reviewer Comment (2016-09-22): Agree with seller response, exception cleared.

Reviewer Comment (2016-09-22): Seller provided complete 1003, exception cleared.

Seller Comment (2016-09-22): Transaction is a purchase. Occupancy status shown on appraisal is prior to the transaction. At the time of inspection the seller was occupying the property.

Reviewer Comment (2016-09-22): Agree with seller response, exception cleared.

Seller Comment (2016-09-22): Transaction is a purchase. Occupancy status shown on appraisal is prior to the transaction. At the time of inspection the seller was occupying the property.

Reviewer Comment (2016-09-22): Agree with seller response, exception cleared.

Reviewer Comment (2016-09-22): The borrower, is the president and sole shareholder of the corporation. VCC accepts handwritten LOE as is.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Seller Comment (2016-09-22): The company on the letter head is our borrowers corporation that owns the LLC (see LLC docs) listed on file for this property. VCC accepts business letter head as is.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Seller Comment (2016-09-22): The company on the letter head is our borrowers corporation that owns the LLC (see LLC docs) listed on file for this property. VCC accepts business letter head as is.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Seller Comment (2016-09-22): The company on the letter head is our borrowers corporation that owns the LLC (see LLC docs) listed on file for this property. VCC accepts business letter head as is.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Seller Comment (2016-09-22): The company on the letter head is our borrowers corporation that owns the LLC (see LLC docs) listed on file for this property. VCC accepts business letter head as is.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Reviewer Comment (2016-09-22): Seller provided a copy of the business license issued by the state of California for the subject property to operate as an XXX. Business purpose has been demonstrated, exception cleared.

Seller Comment (2016-09-22): Borrower signed the handwritten BP LOE as LLC managing member. VCC accepts BP LOE as is.

Reviewer Comment (2016-09-22): Exception cleared with seller response noted and considered.

Reviewer Comment (2016-09-22): Seller provided handwritten business purpose LOE, exception cleared.